Investment Objectives and Goals	Dec. 19, 2024
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco S&P 500 Equal Weight Income Advantage ETF
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco QQQ Income Advantage ETF
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco MSCI EAFE Income Advantage ETF